Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share based compensation [abstract]
Schedule of number of share options outstanding

The changes in the number of share options outstanding during the year ended December 31, 2025, are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	155,692	18.60
Exercised	(37,192)	5.53
Outstanding as at December 31, 2025	160,956	18.87
Exercisable as at December 31, 2025	160,956	18.87
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.59
Granted	54,308	26.24
Cancelled	(48,804)	95.68
Expired	(904)	352.83
Outstanding as at December 31, 2024	42,456	6.97
Exercisable as at December 31, 2024	34,123	7.30
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	6,439	241.47
Granted	38,277	99.05
Forfeited	(1,900)	135.64
Exercised	(323)	84.50
Expired	(4,637)	262.12
Outstanding as at December 31, 2023	37,856	101.59
Exercisable as at December 31, 2023	36,875	100.01

Schedule of fair values of options granted using the Black-Scholes option pricing model

The fair value of share options granted during the years ended December 31, 2025, 2024 and 2023, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2025	2024	2023
Grant date share price	C$6.64 - C$22.75	C$5.20 - C$72.15	C$83.20 - $C161.20
Exercise price	C$6.60 - C$24.50	C$5.25 - C$97.50	C$84.50 - $C159.25
Expected dividend yield	—	—	—
Risk free interest rate	2.60% - 2.77%	2.91% - 4.20%	2.88% - 3.99%
Expected life	2-5 years	2.00 years	2.91 – 5.00 years
Expected volatility	119% -136%	66% - 103%	95% - 110%

Schedule of company’s share options outstanding

The following table is a summary of the Company’s share options outstanding as at December 31, 2025:

Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	0.16	154.39	228
156.55	228	0.23	156.55	228
5.60	12,500	0.68	5.60	12,500
9.90	50,000	1.23	9.90	50,000
24.50	98,000	4.74	24.50	98,000
18.87	160,956	3.32	18.87	160,956
	Options outstanding		Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	1.16	154.39	228
156.55	228	1.23	156.55	228
5.60	12,500	1.68	5.60	4,167
5.25	29,500	1.74	5.25	29,500
6.97	42,456	1.72	7.30	34,123
	Options outstanding		Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
84.50	30,769	4.07	84.50	30,769
110.50	1,046	1.87	110.50	1,046
146.25	769	0.42	146.25	769
150.15	231	2.16	150.15	231
150.15	231	2.23	150.15	231
159.25	4,523	2.15	159.25	3,562
189.15	79	2.00	189.15	79
243.75	77	0.21	243.75	77
250.90	77	2.86	250.90	58
3,266.25	54	0.28	3,266.25	53
101.59	37,856	3.66	100.01	36,875

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model

The change in the number of RSUs during the years ended December 31, 2025, and 2024 is as follows:

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	157,600
Converted to common shares	(92,690)
Outstanding as at December 31, 2025	97,600
Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	41,036
Converted to common shares	(8,346)
Outstanding as at December 31, 2024	32,690

Schedule of share-based compensation

The Company recognized share-based compensation as follows for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023
	$	$	$
Share options (i)	1,639,691	72,149	1,951,757
RSUs	1,305,811	80,065	—
PSUs	—	—	458,253
Shares for services	—	—	36,000
Warrants for services	—	—	1,372,763
Other (ii)	—	—	16,702
	2,945,502	152,214	3,835,475